LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of basic and diluted net loss per share

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

Loss for the year attributable to owners of the Company
From continuing operations	(43,884)	(23,338)	(8,337)	(1,177)
From discontinued operations	(4,268)	(1,285)	(5,504)	(777)

Weighted average number of ordinary shares for basic and diluted earnings per share*	8,144,050	8,189,617	8,222,658	8,222,658

Loss per share:
Basic and diluted
For loss from continuing operations	(5.39)	(2.85)	(1.01)	(0.15)
For loss from discontinued operations	(0.52)	(0.15)	(0.67)	(0.09)
Loss per share	(5.91)	(3.00)	(1.68)	(0.24)

*	The basic and diluted loss per ordinary share has been adjusted retrospectively for the Share Combination which became effective on April 3, 2023. Refer to Note 24 for further details.